Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of the Computation of Earnings (Loss) Per Share of Class A and Class X Common Stock
The computation of loss per share of Class A and Class X common stock is as follows (in thousands, except share and per share information):

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(152,641)	$(194,192)
Denominator:
Weighted-average common shares outstanding, basic and diluted	6,238,777	6,149,784
Net loss per common share, basic and diluted	$(24.47)	$(31.58)

Summary of Common Shares That Are Excluded From the Computation of Diluted Net Income (Loss) Per Common Share
The following table presents the common shares that are excluded from the computation of diluted net loss per common share as of the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2023	2022
Time Vested Options	839,479	968,293
Performance Vested Options	318,440	—
RSUs	301,881	63,184
Compensation warrants	79,612	79,612
Public and Private Placement Warrants	306,667	306,667
Term Loan warrants	97,482	94,335
Common Stock Warrants	543,590	—
Forest Road Earn-out Shares	75,000	75,000

	2,562,151	1,587,091